Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 415,100,000.00
Total Fee Amount	36,113.70
Total Offset Amount	0.00
Net Fee	$ 36,113.70
Offering Table N/A
Offset Table N/A	N/A